Loss Per Common Share - Reconciliation of fully dilutive securities effect for period with net income (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Loss Per Common Share [Abstract]
Net loss attributable to common shareholders	$ (897)	$ (390)	$ (1,698)	$ (4,046)	$ (7,801)	$ (4,820)	[1]
Weighted average common shares outstanding - basic and diluted	12,369,840	10,019,109	12,342,371	9,117,969	9,802,810	7,900,693	[1]
Loss per common share - basic and diluted (in dollars per share)	$ (0.07)	$ (0.04)	$ (0.14)	$ (0.44)	$ (0.80)	$ (0.61)	[1]

[1]	The Consolidated Statement of Operations and Comprehensive Loss for the year ended December 31, 2012 has been restated as described in Note 2 herein.